Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt	Long-term Debt

The following table summarizes DP&L's long-term debt.

	Interest		September 30,	December 31,
$ in millions	Rate	Maturity	2019	2018
Term loan - rates from 4.50% - 4.53% (a) and 4.01% - 4.60% (b)		2022	$—	$436.1
First Mortgage Bonds	3.95%	2049	425.0	—
Tax-exempt First Mortgage Bonds - rates from 2.97% - 3.07% (a) and 1.52% - 1.92% (b)		2020	140.0	140.0
U.S. Government note	4.20%	2061	17.6	17.7
Unamortized deferred financing costs			(5.7)	(6.3)
Unamortized debt discounts and premiums, net			(2.7)	(1.4)
Total long-term debt			574.2	586.1
Less: current portion			(139.6)	(4.6)
Long-term debt, net of current portion			$434.6	$581.5

(a)	Range of interest rates for the nine months ended September 30, 2019.

(b)	Range of interest rates for the year ended December 31, 2018.

Deferred financing costs are amortized over the remaining life of the debt using the effective interest method. Premiums or discounts on long-term debt are amortized over the remaining life of the debt using the effective interest method.

Line of credit
At September 30, 2019 and December 31, 2018, DP&L had outstanding borrowings on its line of credit of $60.0 million and $0.0 million, respectively.

Significant transactions
On June 19, 2019, DP&L amended and restated its unsecured revolving credit facility. The revolving credit facility has a $175.0 million borrowing limit, with a $75.0 million letter of credit sublimit, a feature that provides DP&L the ability to increase the size of the facility by an additional $100.0 million, a maturity date of June 2024, and a provision that provides DP&L the option to request up to two one-year extensions of the maturity date.

On June 6, 2019, DP&L closed on a $425.0 million issuance of First Mortgage Bonds due 2049. These new bonds carry an interest rate of 3.95%. The proceeds of this issuance were used to repay in full the outstanding principal of $435.0 million of DP&L's variable rate Term Loan B credit agreement.

On March 30, 2018, DP&L commenced a redemption of $60.0 million of outstanding tax exempt First Mortgage Bonds due 2020 at par value (plus accrued and unpaid interest). These bonds were redeemed at par plus accrued interest on April 30, 2018 with cash on hand.

Long-term debt covenants and restrictions
DP&L’s Bond Purchase and Covenants Agreement (financing document entered into in connection with the sale of $200.0 million of variable rate tax-exempt First Mortgage Bonds, dated as of August 1, 2015) has two financial covenants. The first measures Total Debt to Total Capitalization and is calculated, at the end of each fiscal quarter, by dividing total debt at the end of the quarter by total capitalization at the end of the quarter. DP&L’s Total Debt to Total Capitalization ratio shall not be greater than 0.65 to 1.00. Except that, after Generation Separation and the twelve-month period following (October 1, 2017 to September 30, 2018) the ratio shall be a) increased to 0.75 to 1.00 or b) suspended if DP&L’s long-term indebtedness is less than or equal to $750.0 million. Additionally, this covenant shall be suspended any time after separation during which DP&L maintains a rating of BBB- (or in the case of Moody’s Investors Service, Inc. Baa3) or higher with a stable outlook from at least one of Fitch Investors Service Inc., Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc. The Total Debt to Capitalization covenant is calculated as the sum of DP&L’s current and long-term portion of debt, divided by the total of DP&L’s net worth and total debt. As of September 30, 2019, DP&L's ratings meet those requirements and this covenant is suspended for the quarter ended September 30, 2019.

The second financial covenant measures EBITDA to Interest Expense. The Total EBITDA to Interest Charges ratio is calculated, at the end of each fiscal quarter, by dividing EBITDA for the four prior fiscal quarters by the interest charges for the same period. The ratio, per the agreement, is to be not less than 2.50 to 1.00. This financial covenant was met with a ratio of 9.36 to 1.00 as of September 30, 2019.

DP&L's unsecured revolving credit facility has one financial covenant. The covenant measures Total Debt to Total Capitalization and is calculated, at the end of each fiscal quarter, by dividing total debt at the end of the quarter by total capitalization at the end of the quarter. DP&L’s Total Debt to Total Capitalization ratio shall not be greater than 0.67 to 1.00. This financial covenant was met with a ratio of 0.58 to 1.00 as of September 30, 2019.

As of September 30, 2019, DP&L was in compliance with all debt covenants, including the financial covenants described above.

DP&L does not have any meaningful restrictions in its debt financing documents prohibiting dividends to its parent, DPL.

Substantially all property, plant & equipment of DP&L is subject to the lien of the mortgage securing DP&L’s First and Refunding Mortgage.

Long-term debt is as follows:

Long-term debt
$ in millions	Interest Rate	Maturity	December 31, 2018	December 31, 2017
Term loan - rates from: 3.57% - 4.82% (a) and 4.00% - 4.60% (b)		2022	$436.1	$440.6
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)		2020	140.0	200.0
U.S. Government note	4.2%	2061	17.7	17.8
Unamortized deferred financing costs			(6.3)	(9.8)
Unamortized debt discount			(1.4)	(2.0)
Total long-term debt			586.1	646.6
Less: current portion			(4.6)	(4.6)
Long-term debt, net of current portion			$581.5	$642.0

(a)	Range of interest rates for the year ended December 31, 2018.

(b)	Range of interest rates for the year ended December 31, 2017.

At December 31, 2018, maturities of long-term debt are summarized as follows:

Due during the years ending December 31,
$ in millions
2019	$4.6
2020	144.7
2021	4.7
2022	422.8
2023	0.2
Thereafter	16.8
593.8
Unamortized discounts and premiums, net	(1.4)
Deferred financing costs, net	(6.3)
Total long-term debt	$586.1

Significant Transactions
On January 3, 2018, DP&L and its lenders amended DP&L's Term Loan B credit agreement. The amendment (a) modified the definition of "applicable rate", from 2.25% per annum to 1.00% per annum - in the case of the Base Rate, and from 3.25% per annum to 2.00% per annum - in the case of the Eurodollar Rate, and (b) included a "call protection" provision which stated that in the event the loan was repriced or any portion of the loans were prepaid, repaid, refinanced, substituted, or replaced on or prior July 3, 2018, such prepayment, acceleration, repayment, refinancing, substitution or replacement would be made at 101% of the principal amount so prepaid, repaid, refinanced, substituted or replaced. After July 3, 2018 any such transaction would occur at 100% of the principal amount of the then outstanding loans. There were no such transactions prior to July 3, 2018.

On March 30, 2018, DP&L commenced a redemption of $60.0 million of outstanding tax exempt First Mortgage Bonds due 2020 at par value (plus accrued and unpaid interest). These bonds were redeemed at par plus accrued interest on April 30, 2018 with cash on hand.

Debt Covenants and Restrictions
DP&L’s unsecured revolving credit agreement and Bond Purchase and Covenants Agreement (financing document entered into in connection with the sale of $200.0 million of variable rate tax-exempt First Mortgage Bonds, dated as of August 1, 2015) have two financial covenants. The first measures Total Debt to Total Capitalization and is calculated, at the end of each fiscal quarter, by dividing total debt at the end of the quarter by total capitalization at the end of the quarter. DP&L’s Total Debt to Total Capitalization ratio shall not be greater than 0.65 to 1.00; except that, the ratio shall be suspended if DP&L’s long-term indebtedness is less than or equal to $750.0 million. Additionally, the ratio shall be suspended any time after separation during which DP&L maintains a rating of BBB- (or in the case of Moody’s Investors Service, Inc. Baa3) or higher with a stable outlook from at least one of Fitch Investors Service Inc., Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc. As of December 31, 2018, DP&L's ratings meet those requirements and this ratio is suspended for the quarter ended December 31, 2018.

The second financial covenant measures EBITDA to Interest Expense. The Total Consolidated EBITDA to Consolidated Interest Charges ratio is calculated, at the end of each fiscal quarter, by dividing consolidated EBITDA for the four prior fiscal quarters by the consolidated interest charges for the same period. The ratio, per the agreement, is to be not less than 2.50 to 1.00. This covenant was met with a ratio of 8.09 to 1.00 as of December 31, 2018.

DP&L does not have any meaningful restrictions in its debt financing documents prohibiting dividends to its parent, DPL.

As of December 31, 2018, DP&L was in compliance with all debt covenants, including the financial covenants described above.

Substantially all property, plant & equipment of DP&L is subject to the lien of the mortgage securing DP&L’s First and Refunding Mortgage. All generation assets were released from the lien of DP&L's first and refunding mortgage in connection with the completion of Generation Separation on October 1, 2017.